3. EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Stock issued to founder, Shares
Depreciation and amortization expense	$ 4,186	$ 4,299	$ 8,371	$ 6,931